SECURITIES AVAILABLE FOR SALE - Amortized cost and fair values of securities available for sale at by contractual maturity (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Due in less than one year	$ 6,381
Amortized cost, Due in one year through five years	20,978
Amortized cost, Due after five years through ten years	7,080
Amortized cost, Due after ten years	375
Amortized cost, Total	34,814
Fair value, Due in less than one year	6,410
Fair value, Due in one year through five years	21,973
Fair value, Due after five years through ten years	7,364
Fair value, Due after ten years	375
Fair value, Total	36,122
Amortized cost, Securities available for sale	53,850
Fair value, Securities available for sale	57,075	56,759
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Securities available for sale	17,412
Fair value, Securities available for sale	18,363	18,484
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Securities available for sale	1,624
Fair value, Securities available for sale	$ 2,590	$ 1,407